UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.0%
	Shares	Value
CONSUMER DISCRETIONARY — 19.7%
DISH Network, Cl A	3,754	$147,119
Genesco*	3,125	192,344
GNC Holdings, Cl A	6,783	307,473
Harman International Industries	3,949	176,560
Hasbro	4,268	202,175
Kohl’s	2,925	137,651
Nordstrom	4,690	265,407
Tupperware Brands	3,191	256,237
Urban Outfitters*	3,217	133,313

		1,818,279

CONSUMER STAPLES — 3.0%
Flowers Foods	8,388	276,300

ENERGY — 7.9%
Cameco	8,834	172,351
Superior Energy Services*	7,156	197,434
Tidewater	3,307	173,452
Whiting Petroleum*	4,281	190,505

		733,742

FINANCIALS — 3.5%
City National	2,996	171,461
Comerica	4,115	149,169

		320,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 17.9%
Bruker*	13,233	$235,150
CareFusion*	9,463	316,443
CR Bard	2,542	252,573
Hologic*	13,186	268,599
Mednax*	3,322	294,761
Salix Pharmaceuticals*	5,561	290,785

		1,658,311

INDUSTRIALS — 24.3%
Armstrong World Industries*	5,408	276,024
Cintas	5,436	243,913
Hertz Global Holdings*	12,744	306,876
IDEX	4,575	238,037
Jacobs Engineering Group*	4,779	241,244
Kansas City Southern	1,747	190,545
Pentair*	3,437	186,801
Ritchie Bros Auctioneers	9,542	192,462
Werner Enterprises	8,204	188,364
Xylem	6,718	186,425

		2,250,691

INFORMATION TECHNOLOGY — 11.9%
Cognizant Technology Solutions, Cl A*	2,501	162,065
FactSet Research Systems	1,447	136,119
Linear Technology	4,918	179,507
Microchip Technology	7,631	277,921
MICROS Systems*	3,525	149,495
National Instruments	7,123	194,672

		1,099,779

MATERIALS — 4.2%
Air Products & Chemicals	2,367	205,834
Greif, Cl A	3,763	181,264

		387,098

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 2.6%
ITC Holdings	2,589	$238,757

TOTAL COMMON STOCK (Cost $7,268,492)		8,783,587

SHORT-TERM INVESTMENT (A) — 3.1%
CASH EQUIVALENT — 3.1%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $290,322)	290,322	290,322

TOTAL INVESTMENTS — 98.1% (Cost $7,558,814)		$9,073,909

Percentages are based on Net Assets of $9,248,659.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2013.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.2%
	Shares	Value
CONSUMER DISCRETIONARY — 18.4%
Cinemark Holdings	89,600	$2,767,744
Francesca’s Holdings*	71,800	2,050,608
Grand Canyon Education*	76,900	1,966,333
Hanesbrands	29,400	1,474,704
Oxford Industries	38,166	2,256,756
Stage Stores	64,400	1,783,236
Texas Roadhouse, Cl A	80,100	1,882,350
Wendy’s	215,100	1,223,919

		15,405,650

CONSUMER STAPLES — 3.7%
Pricesmart	20,100	1,793,523
Snyders-Lance	50,900	1,281,662

		3,075,185

ENERGY — 3.5%
Gulfport Energy*	32,700	1,706,613
ION Geophysical*	200,100	1,248,624

		2,955,237

FINANCIALS — 6.0%
First Cash Financial Services*	30,900	1,590,423
Hancock Holding	40,100	1,093,527
Signature Bank*	15,700	1,124,277
UMB Financial	24,500	1,233,330

		5,041,557

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 19.4%
Akorn*	157,600	$2,371,880
Bruker*	131,000	2,327,870
Hanger Orthopedic Group*	67,600	2,054,364
HealthSouth*	81,200	2,233,000
IPC The Hospitalist*	34,500	1,573,890
Owens & Minor	47,650	1,551,961
Team Health Holdings*	62,200	2,318,816
Vanguard Health Systems*	120,000	1,755,600

		16,187,381

INDUSTRIALS — 19.4%
Allegiant Travel, Cl A	21,800	1,959,820
Forward Air	48,700	1,796,543
Harsco	57,100	1,246,493
Hexcel*	58,200	1,775,100
MasTec*	51,500	1,431,700
Middleby*	10,800	1,615,464
Polypore International*	42,100	1,765,253
Steelcase, Cl A	134,600	1,709,420
Tennant	32,600	1,558,932
United Stationers	41,700	1,353,999

		16,212,724

INFORMATION TECHNOLOGY — 23.1%
Diebold	33,100	969,499
Electronics for Imaging*	75,700	2,022,704
FARO Technologies*	35,705	1,384,997
FEI	31,000	1,980,280
Hittite Microwave*	33,900	1,902,129
InvenSense, Cl A*	109,800	1,023,336
JDS Uniphase*	129,000	1,741,500
NETGEAR*	42,700	1,272,033
NICE Systems ADR*	57,024	2,022,641
OSI Systems*	23,900	1,369,470
Plantronics	36,900	1,616,958
PTC*	82,400	1,978,424

		19,283,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 4.7%
Intrepid Potash	54,500	$1,003,345
Koppers Holdings	32,400	1,422,684
Sensient Technologies	37,800	1,487,430

		3,913,459

TOTAL COMMON STOCK (Cost $68,007,567)		82,075,164

SHORT-TERM INVESTMENT (A) — 2.0%
CASH EQUIVALENT — 2.0%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,644,994)	1,644,994	1,644,994

TOTAL INVESTMENTS — 100.2% (Cost $69,652,561)		$83,720,158

Percentages are based on Net Assets of $83,567,670.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2013.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS COMMON STOCK — 94.4%**
	% of Net Assets	Shares	Value
CONSUMER DISCRETIONARY — 13.9%
Bravo Brio Restaurant Group*	1.7%	33,100	$562,700
Capella Education*	1.7	16,700	591,514
Citi Trends*	1.1	33,100	389,587
Kona Grill*	1.2	40,390	393,802
Shoe Carnival	1.1	17,950	373,898
Sonic*	1.4	38,800	486,164
Valuevision Media, Cl A*	1.8	139,922	601,665
Wet Seal, Cl A*	1.2	120,006	391,220
Other Securities	2.7		928,061

			4,718,611

CONSUMER STAPLES — 3.2%
Inter Parfums	1.6	18,100	524,357
SunOpta*	1.6	75,300	547,431

			1,071,788

ENERGY — 4.1%
Emerald Oil*	1.5	78,123	502,331
Matrix Service*	1.4	32,017	481,216
Triangle Petroleum*	1.2	74,600	409,554

			1,393,101

FINANCIALS — 4.9%
1st United Bancorp	1.6	80,900	536,367
Lakeland Financial	1.4	17,900	479,720
Other Securities	1.9		646,848

			1,662,935

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value
HEALTH CARE — 26.1%
Accelrys*	1.5%	50,300	$495,455
Anika Therapeutics*	1.5	37,274	497,608
Cantel Medical	1.2	13,300	420,413
Computer Programs & Systems	1.4	9,100	477,386
Greenway Medical Technologies*	1.3	32,400	436,428
Hanger Orthopedic Group*	2.1	22,800	692,892
MedAssets*	1.3	24,000	449,520
Natus Medical*	1.5	39,700	496,647
Novadaq Technologies*	1.9	49,000	660,030
Omnicell*	1.6	30,300	546,006
Repligen*	1.3	50,300	450,688
RTI Biologics*	1.5	129,900	517,002
Symmetry Medical*	1.6	46,300	551,896
TearLab*	1.8	83,100	621,588
US Physical Therapy	1.4	20,200	481,972
Vascular Solutions*	1.2	24,800	394,568
Other Securities	1.9		646,728

			8,836,827

INDUSTRIALS — 16.7%
Astronics*	1.5	18,200	505,960
DXP Enterprises*	1.6	8,000	535,040
Dynamic Materials	1.4	29,300	465,284
Exponent	1.5	9,700	511,190
John Bean Technologies	1.6	25,200	522,648
Miller Industries	1.4	32,000	483,520
MYR Group*	1.4	21,600	492,480
Navigant Consulting*	1.1	29,100	358,803
NCI Building Systems*	1.7	33,300	570,096
Titan Machinery*	1.1	16,900	381,264
Other Securities	2.4		837,556

			5,663,841

INFORMATION TECHNOLOGY — 23.7%
Dice Holdings*	1.3	51,500	434,660
Electro Scientific Industries	1.5	48,000	517,440
Envestnet*	1.1	20,000	364,400
Fabrinet*	1.1	26,800	367,964
Global Cash Access Holdings*	1.5	69,800	497,674

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2013 (Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value
INFORMATION TECHNOLOGY — continued
Lionbridge Technologies*	1.2%	125,524	$429,292
MaxLinear, Cl A*	1.1	62,300	388,129
Move*	1.7	50,500	576,205
Nanometrics*	1.4	34,900	489,647
NVE*	1.1	6,700	355,569
Perficient*	1.6	53,400	559,632
Stamps.com*	2.1	20,600	697,104
Tangoe*	1.6	43,500	559,410
WNS Holdings ADR*	1.3	30,105	449,769
Other Securities	4.0		1,346,656

			8,033,551

MATERIALS — 1.1%
Myers Industries	1.1	24,700	366,054

TELECOMMUNICATION SERVICES — 0.9%
Other Securities	0.9		322,020

TOTAL COMMON STOCK (Cost $28,263,134)			32,068,728

SHORT-TERM INVESTMENT (A) — 4.9%
CASH EQUIVALENT — 4.9%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,673,841)	4.9	1,673,841	1,673,841

TOTAL INVESTMENTS — 99.5% (Cost $29,936,975)			$33,742,569

Percentages are based on Net Assets of $33,916,652.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2013.
ADR	American Depositary Receipt
Cl	Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities”. For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Mid Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $7,558,814, $69,652,561 and $29,936,975, respectively)	$9,073,909	$83,720,158	$33,742,569
Receivable for Investment Securities Sold	176,593	—	954,563
Prepaid Expenses	4,071	9,622	6,902
Receivable for Capital Shares Sold	1,603	7,614	3,018
Dividends Receivable	5,919	18,931	4,318

Total Assets	9,262,095	83,756,325	34,711,370

Liabilities:
Payable Due to Administrator	2,113	18,894	7,761
Payable Due to Trustees	711	6,942	2,703
Chief Compliance Officer Fees Payable	291	2,825	1,100
Payable Due to Investment Adviser	176	53,496	22,436
Payable for Investment Securities Purchased	—	—	625,067
Payable for Capital Shares Redeemed	—	160	87,262
Other Accrued Expenses	10,145	106,338	48,389

Total Liabilities	13,436	188,655	794,718

Net Assets	$9,248,659	$83,567,670	$33,916,652

Net Assets Consist of:
Paid-in Capital	$12,166,666	$66,331,707	$39,973,666
Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	(61,995)	(277,157)	(533,600)
Accumulated Net Realized Gain (Loss) on Investments	(4,371,107)	3,445,523	(9,329,008)
Net Unrealized Appreciation on Investments	1,515,095	14,067,597	3,805,594

Net Assets	$9,248,659	$83,567,670	$33,916,652

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	5,539,887	1,582,296

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	607,451	n/a	n/a

Net Asset Value,
Per share — Institutional Class	n/a	$15.08	$21.44 *

Net Asset Value,
Per share — Investor Class	$15.23	n/a	n/a

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2013 (Unaudited)

STATEMENTS OF OPERATIONS

	Mid Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends (Less Foreign Taxes Withheld of $130, $0, and $0, respectively)	$73,165	$420,425	$86,893

Total Income	73,165	420,425	86,893

Expenses
Investment Advisory Fees	40,859	336,830	125,046
Administration Fees	12,436	115,374	45,673
Distribution Fees	11,350	—	—
Shareholder Servicing Fees	—	74,123	34,750
Trustees’ Fees	1,234	11,838	4,644
Chief Compliance Officer Fees	392	3,742	1,473
Transfer Agent Fees	16,848	51,758	25,183
Registration and Filing Fees	8,873	14,178	9,142
Custodian Fees	2,480	2,540	2,480
Audit Fees	2,342	21,654	8,711
Printing Fees	1,788	16,772	6,638
Legal Fees	1,429	13,645	5,365
Other Expenses	1,393	9,690	4,159

Expenses Before Expense Waiver and Fees Paid Indirectly	101,424	672,144	273,264

Less:
Waiver of Investment Advisory Fees	(37,925)	(21,165)	—
Fees Paid Indirectly(1)	(338)	(20,846)	(9,498)

Net Expenses After Expense Waiver and Fees Paid Indirectly	63,161	630,133	263,766

Net Investment Income (Loss)	10,004	(209,708)	(176,873)

Net Realized Gain on Investments	487,235	5,088,185	3,264,655
Net Change in Unrealized Appreciation (Depreciation) on Investments	894,618	6,184,830	740,550

Total Net Realized and Unrealized Gain on Investments	1,381,853	11,273,015	4,005,205

Net Increase in Net Assets Resulting from Operations	$1,391,857	$11,063,307	$3,828,332

(1)	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net Investment Income	$10,004	$7,687
Net Realized Gain on Investments	487,235	23,857
Net Change in Unrealized Appreciation (Depreciation) on Investments	894,618	(251,876)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,391,857	(220,332)

Dividends and Distributions:
Net Investment Income	(81,596)	—

Total Dividends and Distributions	(81,596)	—

Capital Share Transactions:
Issued	723,257	2,709,021
Reinvestment of Distributions	80,142	—
Redeemed	(1,445,119)	(2,995,854)

Net Decrease in Net Assets from Capital Share Transactions	(641,720)	(286,833)

Total Increase (Decrease) in Net Assets	668,541	(507,165)
Net Assets:
Beginning of Period	8,580,118	9,087,283

End of Period	$9,248,659	$8,580,118

Undistributed (Distributions in Excess of) Net Investment Income	$(61,995)	$9,597

Shares Issued and Redeemed:
Issued	49,838	197,543
Reinvestment of Distributions	5,910	—
Redeemed	(99,134)	(220,133)

Net Decrease in Shares Outstanding from Share Transactions	(43,386)	(22,590)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net Investment Loss	$(209,708)	$(141,732)
Net Realized Gain (Loss) on Investments	5,088,185	(1,009,157)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,184,830	3,160,724

Net Increase in Net Assets Resulting from Operations	11,063,307	2,009,835

Distributions:
Net Realized Gain	—	(6,082,953)
Return of Capital	—	(655)

Total Distributions	—	(6,083,608)

Capital Share Transactions:
Issued	4,340,545	54,823,448
Reinvestment of Distributions	—	5,513,335
Redeemed	(19,550,847)	(108,723,912)

Net Decrease in Net Assets from Capital Share Transactions	(15,210,302)	(48,387,129)

Total Decrease in Net Assets	(4,146,995)	(52,460,902)
Net Assets:
Beginning of Period	87,714,665	140,175,567

End of Period	$83,567,670	$87,714,665

Accumulated Net Investment Loss	$(277,157)	$(67,449)

Shares Issued and Redeemed:
Issued	300,715	4,178,043
Reinvestment of Distributions	—	462,140
Redeemed	(1,390,524)	(8,470,219)

Net Decrease in Shares Outstanding from Share Transactions	(1,089,809)	(3,830,036)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations:
Net Investment Loss	$(176,873)	$(434,245)
Net Realized Gain on Investments	3,264,655	3,530,287
Net Change in Unrealized Appreciation (Depreciation) on Investments	740,550	1,068,901

Net Increase in Net Assets Resulting from Operations	3,828,332	4,164,943

Capital Share Transactions:
Issued	665,427	8,121,143
Redemption Fees(1)	191	2,376
Redeemed	(4,173,345)	(13,026,700)

Net Decrease in Net Assets from Capital Share Transactions	(3,507,727)	(4,903,181)

Total Increase (Decrease) in Net Assets	320,605	(738,238)
Net Assets:
Beginning of Period	33,596,047	34,334,285

End of Period	$33,916,652	$33,596,047

Accumulated Net Investment Loss	$(533,600)	$(356,727)

Shares Issued and Redeemed:
Issued	33,034	435,670
Redeemed	(209,227)	(703,025)

Net Decrease in Shares Outstanding from Share Transactions	(176,193)	(267,355)

(1)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013 (Unaudited)	Years Ended October 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.18	$13.49	$12.61	$10.65	$9.19	$15.44

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02	0.01	(0.07)	(0.05)	(0.04)	(0.03)
Net Realized and Unrealized Gain (Loss)	2.16	(0.32)	0.95	2.01	1.50	(5.56)

Total from Investment Operations	2.18	(0.31)	0.88	1.96	1.46	(5.59)

Dividends and Distributions from:
Net Investment Income	(0.13)	—	—	—	—	—
Net Realized Gain	—	—	—	—	—	(0.66)
Return of Capital	—	—	—	—	—	— (2)

Total Dividends and Distributions	(0.13)	—	—	—	—	(0.66)

Net Asset Value, End of Period	$15.23	$13.18	$13.49	$12.61	$10.65	$9.19

Total Return†	16.64%	(2.30)%	6.98%	18.40%	15.89%	(37.73)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$9,249	$8,580	$9,087	$7,203	$20,934	$22,568
Ratio of Net Expenses to Average Net Assets(3)	1.40%*	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.22%*	2.12%	2.22%	2.00%	1.85%	1.62%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22%*	0.08%	(0.47)%	(0.42)%	(0.47)%	(0.25)%
Portfolio Turnover Rate	26%	60%	57%	67%	60%	68%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)

The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.39% for the six months ended April 30, 2013, and 1.37%, 1.38%,1.42%, 1.40%, and 1.40% for the years ended October 31, 2012, 2011, 2010, 2009, and 2008, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013 (Unaudited)		Years Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.23		$13.40	$10.30	$8.52	$7.34	$13.93

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)		(0.02)	(0.12)	(0.10)	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss)	1.89		0.44	3.22	1.88	1.24	(4.45)

Total from Investment Operations	1.85		0.42	3.10	1.78	1.18	(4.51)

Distributions from:
Net Realized Gain	—		(0.59)	—	—	—	(2.08)
Return of Capital	—		— (2)	—	—	—	— (2)

Total Distributions	—		(0.59)	—	—	—	(2.08)

Net Asset Value, End of Period	$15.08		$13.23	$13.40	$10.30	$8.52	$7.34

Total Return†	13.98	%‡	3 .63%	30.10%	20.89%	16.08%‡	(37.45)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$83,568		$87,715	$140,176	$34,672	$40,733	$35,321
Ratio of Net Expenses to Average Net Assets(3)	1.50	%*	1.32%	1.37%	1.47%	1.34%	1.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.59	%*	1.44%	1.47%	1.49%	1.41%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.50	)%*	(0.12)%	(0.96)%	(1.02)%	(0.82)%	(0.54)%
Portfolio Turnover Rate	28%		89%	79%	78%	78%	88%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had the Adviser not waived a portion of its fees during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)	The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been the same.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2013 (Unaudited)		Years Ended October 31,
			2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$19.11		$16.95	$14.71	$12.10	$11.12	$21.95

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.11)		(0.21)	(0.22)	(0.19)	(0.12)	(0.15)
Net Realized and Unrealized Gain (Loss)	2.44		2.37	2.46	2.80	1.10	(8.13)

Total from Investment Operations	2.33		2.16	2.24	2.61	0.98	(8.28)

Redemption Fees(2)	—		—	—	—	—	—

Distributions from:
Net Realized Gain	—		—	—	—	—	(2.55)
Return of Capital	—		—	—	—	—	— (2)

Total Distributions	—		—	—	—	—	(2.55)

Net Asset Value, End of Period	$21.44		$19.11	$16.95	$14.71	$12.10	$11.12

Total Return†	12.19%		12.74%	15.23%	21.57%‡	8.81%‡	(41.94)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$33,917		$33,596	$34,334	$60,582	$108,613	$109,691
Ratio of Net Expenses to Average Net Assets(3)	1.58	%*	1.36%	1.50%	1.60%	1.47%	1.31%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.64	%*	1.43%	1.62%	1.66%	1.54%	1.31%
Ratio of Net Investment Loss to Average Net Assets	(1.06	)%*	(1.14)%	(1.31)%	(1.36)%	(1.11)%	(0.97)%
Portfolio Turnover Rate	60%		101%	147%	128%	139%	119%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had the Adviser not waived a portion of its fees during the period.
*	Annualized.
(1)	Per share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)

The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.58% for the six months ended April 30, 2013 and 1.36%, 1.50%, 1.61%, 1.47% and 1.31% for the years ended October 31, 2012, 2011, 2010, 2009, and 2008, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 45 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio (“Mid Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Mid Cap Portfolio is maximum capital appreciation. The Mid Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. mid cap companies with market capitalizations which, at the time of initial purchase, fall within the range of the companies in the Russell Midcap Index. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations which, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies which, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

(except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2013, all of the Funds’ investments were Level 1. For details of the investment classification, refer to the Schedules of Investments for the Mid Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the Micro Cap Portfolio.

For the six months ended April 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2013, there were no Level 3 securities.

For the six months ended April 30, 2013, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $191 and $2,376, for the six-months ended April 30, 2013 and October 31, 2012, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds’ average daily net assets.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Mid Cap Portfolio’s average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements with financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Funds’ expenses. Under this arrangement, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $329, $20,734, $9,478, respectively, which was used to pay administration expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

financial representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2013, the Mid Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $9, $112 and $20, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses through February 28, 2014, if necessary, in order to keep the Mid Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40% of average daily net assets. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses and 1.40% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2013, the amount the Adviser may seek as reimbursement of previously waived fees for the Mid Cap Portfolio was $222,875. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Small Cap Portfolio’s and the Micro Cap Portfolio’s total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.50% and 1.60% of average daily net assets, respectively. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses for the Small Cap Portfolio and the Micro Cap Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

6.	Investment Transactions:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the six months ended April 30, 2013, are as follows:

RHJ Fund	Purchases	Sales
Mid Cap Portfolio	$2,268,978	$3,108,916
Small Cap Portfolio	22,585,692	33,847,364
Micro Cap Portfolio	19,200,955	22,404,391

There were no purchases or sales of long-term U.S. Government Securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Long-Term Capital Gains	Return of Capital	Total
Small Cap Portfolio
2012	$6,082,953	$655	$6,083,608
2011	—	—	—

As of October 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Unrealized Appreciation	Late-Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
Mid Cap Portfolio	$9,597	$(4,784,266)	$546,401	$—	$(4,228,268)
Small Cap Portfolio	—	(137,695)	6,377,801	(67,450)	6,172,656
Micro Cap Portfolio	—	(12,384,238)	2,855,618	(356,726)	(9,885,346)

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2012 through October 31, 2012.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains.

At October 31, 2012, the breakdown of capital loss carryforwards for the Funds was as follows:

RHJ Fund	Expiring October 31,	Amount
Mid Cap Portfolio	2017	$4,784,266
Micro Cap Portfolio	2017	12,384,238

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Short-term losses for the Small Cap Portfolio carried forward under these new provisions are $137,695.

During the year ended October 31, 2012, the Mid Cap Portfolio and Micro Cap Portfolio utilized capital loss carryforwards of $22,479 and $3,009,849, respectively, to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2013, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Mid Cap Portfolio	$7,558,814	$1,589,842	$(74,747)	$1,515,095
Small Cap Portfolio	69,652,561	15,585,055	(1,517,458)	14,067,597
Micro Cap Portfolio	29,936,975	4,798,108	(992,514)	3,805,594

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

8.	Other:

At April 30, 2013, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

RHJ Fund	No. of Shareholders	% Ownership
Mid Cap Portfolio	1	24%
Small Cap Portfolio	2	46%
Micro Cap Portfolio	2	46%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2013

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Mid Cap Portfolio	$1,000.00	$1,166.40	1.40%	$7.52
Small Cap Portfolio	1,000.00	1,139.80	1.50	7.96
Micro Cap Portfolio	1,000.00	1,121.40	1.58	8.31
Hypothetical 5% Return
Mid Cap Portfolio	$1,000.00	$1,017.85	1.40%	$7.00
Small Cap Portfolio	1,000.00	1,017.36	1.50	7.50
Micro Cap Portfolio	1,000.00	1,016.96	1.58	7.90

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a

current prospectus for the Funds described.

RHJ-SA-001-1200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%
	Shares	Value
CONSUMER DISCRETIONARY — 13.9%
Asbury Automotive Group*	8,800	$ 352,792
Bravo Brio Restaurant Group*	33,100	562,700
Capella Education*	16,700	591,514
Citi Trends*	33,100	389,587
Conn’s*	7,700	333,487
Kona Grill*	40,390	393,802
Krispy Kreme Doughnuts*	17,700	241,782
Shoe Carnival	17,950	373,898
Sonic*	38,800	486,164
Valuevision Media, Cl A*	139,922	601,665
Wet Seal, Cl A*	120,006	391,220

		4,718,611

CONSUMER STAPLES — 3.2%
Inter Parfums	18,100	524,357
SunOpta*	75,300	547,431

		1,071,788

ENERGY — 4.1%
Emerald Oil*	78,123	502,331
Matrix Service*	32,017	481,216
Triangle Petroleum*	74,600	409,554

		1,393,101

FINANCIALS — 4.9%
1st United Bancorp	80,900	536,367
Berkshire Hills Bancorp	13,500	349,110
Lakeland Financial	17,900	479,720
Performant Financial*	30,600	297,738

		1,662,935

HEALTH CARE — 26.1%
Accelrys*	50,300	495,455
Anika Therapeutics*	37,274	497,608
Cantel Medical	13,300	420,413
Computer Programs & Systems	9,100	477,386
Greenway Medical Technologies*	32,400	436,428
Hanger Orthopedic Group*	22,800	692,892
LHC Group*	15,800	343,176
MedAssets*	24,000	449,520
Natus Medical*	39,700	496,647
Novadaq Technologies*	49,000	660,030
Omnicell*	30,300	546,006
Quidel*	13,600	303,552
Repligen*	50,300	450,688
RTI Biologics*	129,900	517,002
Symmetry Medical*	46,300	551,896
TearLab*	83,100	621,588
US Physical Therapy	20,200	481,972

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Vascular Solutions*	24,800	$ 394,568

		8,836,827

INDUSTRIALS — 16.7%
Astronics*	18,200	505,960
DXP Enterprises*	8,000	535,040
Dynamic Materials	29,300	465,284
Exponent	9,700	511,190
GSI Group*	40,200	343,308
Heritage-Crystal Clean*	11,342	176,368
John Bean Technologies	25,200	522,648
LB Foster, Cl A	7,200	317,880
Miller Industries	32,000	483,520
MYR Group*	21,600	492,480
Navigant Consulting*	29,100	358,803
NCI Building Systems*	33,300	570,096
Titan Machinery*	16,900	381,264

		5,663,841

INFORMATION TECHNOLOGY — 23.7%
Dice Holdings*	51,500	434,660
Digi International*	36,500	332,880
Electro Scientific Industries	48,000	517,440
Envestnet*	20,000	364,400
Fabrinet*	26,800	367,964
Global Cash Access Holdings*	69,800	497,674
Hackett Group	69,100	337,208
Lionbridge Technologies*	125,524	429,292
LTX-Credence*	58,000	342,200
MaxLinear, Cl A*	62,300	388,129
Move*	50,500	576,205
Nanometrics*	34,900	489,647
NVE*	6,700	355,569
Perficient*	53,400	559,632
PROS Holdings*	12,900	334,368
Stamps.com*	20,600	697,104
Tangoe*	43,500	559,410
WNS Holdings ADR*	30,105	449,769

		8,033,551

MATERIALS — 1.1%
Myers Industries	24,700	366,054

TELECOMMUNICATION SERVICES — 0.9%
Premiere Global Services*	28,675	322,020

TOTAL COMMON STOCK (Cost $28,263,134)		32,068,728

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2013
(Unaudited)

SHORT-TERM INVESTMENT (A) — 4.9%
	Shares	Value

CASH EQUIVALENT — 4.9%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,673,841)	1,673,841	$1,673,841

TOTAL INVESTMENTS — 99.5% (Cost $29,936,975)		$33,742,569

Percentages are based on Net Assets of $33,916,652.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2013.
ADR	American Depositary Receipt
Cl	Class

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013